Long-Term Debt (Tables)	12 Months Ended
Sep. 30, 2014
Debt Disclosure [Abstract]
Schedule of Long-Term Debt
Long-term debt consists of the following:

	September 30
	2014	2013
Unsecured senior notes payable, at 4.26%, due on September 18, 2034	$30,500,000	$—
Unsecured note payable, with variable interest rate based on three month LIBOR plus 125 basis point spread	—	5,000,000
Unsecured senior note payable, at 7.66%	—	8,000,000
Total long-term debt	30,500,000	13,000,000
Less current maturities	—	—
Total long-term debt	$30,500,000	$13,000,000

Summary of Aggregate Maturities of Long-Term Debt
The aggregate annual maturities of long-term debt for the next five years ending after September 30, 2014 are as follows:

Year Ending September 30	Maturities
2015	$—
2016	—
2017	—
2018	—
2019	—
Thereafter	30,500,000
Total	$30,500,000